UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of March 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 99.1%

CAPITAL GOODS 5.2%
Aerospace & Defense 1.8%
29,700	Goodrich Corp.	$1,137,213
19,500	United Defense Industries, Inc.	1,431,690

		2,568,903

Auto Related Products 0.7%
19,900	BorgWarner, Inc.	968,732

Diversified Manufacturing 2.7%
19,200	ITT Industries, Inc.	1,732,608
13,800	Textron, Inc.	1,029,756
18,400	V. F. Corp.	1,088,176

		3,850,540

COMMERCIAL/INDUSTRIAL SERVICES 16.9%
Broadcasting/Media 1.8%
85,700	CSG Systems International, Inc.(a)	1,396,053
263,600	Gemstar-TV Guide International, Inc.(a)	1,146,660

		2,542,713

Building & Construction 2.6%
21,200	Martin Marietta Materials, Inc.	1,185,504
14,200	Vulcan Materials Co.	806,986
41,600	Walter Industries, Inc.	1,770,080

		3,762,570

Construction & Mining Equipment 2.2%
58,800	Masco Corp.	2,038,596
24,800	Terex Corp.(a)	1,073,840

		3,112,436

Human Resources 2.2%
76,600	Korn/Ferry International(a)	1,457,698
60,300	Robert Half International, Inc.	1,625,688

		3,083,386

Other Commercial/Industrial Services 8.1%
41,000	Alliance Data Systems Corp.(a)	1,656,400
36,200	ARAMARK Corp. (Class “B” Stock)	951,336
36,200	Brink’s Co. (The)	1,252,520
54,600	Georgia-Pacific Corp.	1,937,754
14,900	Parker Hannifin Corp.	907,708
151,600	Service Corporation International	1,133,968
65,700	Thermo Electron Corp.(a)	1,661,553
34,100	W.W. Grainger, Inc.	2,123,407

		11,624,646

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
CONSUMER NON-DURABLES 25.7%
Drugs & Healthcare 10.5%
15,500	Bard (C. R.), Inc.	1,055,240
14,900	Bausch & Lomb, Inc.	1,092,170
38,600	Biomet, Inc.	1,401,180
31,200	Covance, Inc.(a)	1,485,432
29,400	Coventry Health Care, Inc.(a)	2,003,316
32,600	Gilead Sciences, Inc.(a)	1,167,080
62,300	IMS Health, Inc.	1,519,497
23,400	Laboratory Corp. of America Holdings(a)	1,127,880
32,100	Medco Health Solutions, Inc.(a)	1,591,197
28,300	OSI Pharmaceuticals, Inc.(a)	1,169,922
23,800	Sepracor, Inc.(a)	1,366,358

		14,979,272

Furniture 1.0%
33,300	HNI Corp.	1,496,835

Retail/Wholesale Specialty Chain 14.2%
43,300	7-Eleven, Inc.(a)	1,040,066
24,100	Abercrombie & Fitch Co. (Class “A” stock)	1,379,484
64,600	American Eagle Outfitters, Inc.	1,908,930
65,200	American Greetings Corp. (Class “A” stock)	1,661,296
67,100	Bed Bath & Beyond, Inc.(a)	2,451,834
56,700	Claire’s Stores, Inc.	1,306,368
32,600	Coach, Inc.(a)	1,846,138
20,300	Federated Department Stores, Inc.	1,291,892
60,900	Limited Brands, Inc.	1,479,870
81,500	Newell Rubbermaid, Inc.	1,788,110
24,800	Nordstrom, Inc.	1,373,424
10,700	Sears Holdings Corp.(a)	1,424,919
38,900	SUPERVALU, Inc.	1,297,315

		20,249,646

CONSUMER DISCRETIONARY 6.0%
Advertising 1.1%
21,200	Getty Images, Inc.(a)	1,507,532

Cable TV 1.1%
53,500	Cablevision Systems Corp.(a)	1,500,675

Gaming 1.0%
47,600	Penn National Gaming, Inc. Common(a)	1,398,488

Restaurants 1.9%
33,300	Brinker International, Inc.(a)	1,206,126
30,400	Yum! Brands, Inc.	1,575,024

		2,781,150

Tools 0.9%
17,000	Black & Decker Corp.	1,342,830

ENERGY 5.6%

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Oil & Gas Equipment & Services 3.9%
52,300	Cal Dive International, Inc.(a)	2,369,190
80,000	Grant Prideco, Inc.(a)	1,932,800
27,883	National-Oilwell Varco, Inc.(a)	1,302,151

		5,604,141

Oil & Gas-Production/Pipeline 1.7%
55,300	Baker Hughes, Inc.	2,460,297

FINANCIAL SERVICES 9.3%
Financial/Business Services 7.7%
25,600	Associated Banc-Corp.	799,488
34,100	Berkley (W. R.) Corp.	1,691,360
3,400	Chicago Merchantile Exchange	659,702
26,200	CIT Group, Inc.	995,600
29,000	Dun & Bradstreet Corp.(a)	1,782,050
83,700	E*TRADE Group, Inc.(a)	1,004,400
29,000	First Marblehead Corp. (The)(a)	1,668,370
25,600	Fiserv, Inc.(a)	1,018,880
28,300	Investors Financial Svcs. Corp.	1,384,153

		11,004,003

Insurance 1.6%
47,400	CNA Financial Corp.(a)	1,330,044
21,200	Lincoln National Corp.	956,968

		2,287,012

INDUSTRIALS 3.0%
Transportation/Trucking/Shipping 3.0%
48,100	CNF, Inc.	2,250,599
60,300	GATXCorp.	2,001,357

		4,251,956

MATERIALS 1.7%
Chemicals 0.7%
17,700	Eastman Chemical Co.	1,044,300

Forest Products 1.0%
20,500	Weyerhaeuser Co.	1,404,250

TECHNOLOGY 25.7%
Computer Services 2.8%
54,600	Acxiom Corp.	1,142,778
36,800	CheckFree Corp.(a)	1,499,968
16,300	Lexmark International, Inc. (Class “A” stock)(a)	1,303,511

		3,946,257

Computer Software 8.8%
22,700	Adobe Systems, Inc.	1,524,759
65,200	Apple Computer, Inc.(a)	2,716,884
84,800	Autodesk, Inc.(a)	2,523,648
51,000	BMC Software, Inc.(a)	765,000

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
89,200	McAfee, Inc.(a)	2,012,352
56,700	Network Appliance, Inc.(a)	1,568,322
63,100	VERITAS Software Corp.(a)	1,465,182

		12,576,147

Electronic Components 6.1%
44,600	Altera Corp.(a)	882,188
14,900	Harman International Industries, Inc.	1,318,054
21,200	L-3 Communications Holdings, Inc.	1,505,624
104,200	PerkinElmer, Inc.	2,149,646
275,000	Solectron Corp.(a)	954,250
59,500	Thomas & Betts Corp. (a)	1,921,850

		8,731,612

Semiconductors 3.3%
231,700	Brocade Communications Systems, Inc.(a)	1,371,664
32,500	International Rectifier Corp.(a)	1,478,750
14,800	KLA-Tencor Corp.	680,948
46,100	Microchip Technology, Inc.	1,199,061

		4,730,423

Telecommunication Services 4.7%
73,800	Avaya, Inc.(a)	861,984
112,700	Crown Castle International Corp.(a)	1,809,962
63,800	Harris Corp.	2,083,070
48,100	Juniper Networks, Inc.(a)	1,061,086
30,200	VeriSign, Inc.(a)	866,740

		6,682,842

	Total long-term investments (cost $128,385,983)	141,493,594

Principal Amount (000)
SHORT-TERM INVESTMENT 1.3%
Repurchase Agreement
$1,937	State Street Bank & Trust Co. Repurchase Agreement dated 03/31/05, 1.25% due 04/01/05 (b) (cost $1,937,000)

		1,937,000

	Total Investments 100.4% (cost $130,322,983) (c)	143,430,594
	Liabilities in excess of other assets ( 0.4%)	(617,233)

	Net Assets 100%	$142,813,361

(a)	Non-income producing security.

(b)	Repurchase price of $1,937,067. Collateralized by $1,850,000 U.S. Treasury Bond with a rate of 5.250%, maturity date of 11/15/28, and aggregate market value, including accrued interest, of $2,016,544.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$130,504,855	16,800,238	$3,874,499	$12,925,739

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Applegate Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT F. GUNIA
Robert F. Gunia
President of the Fund

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.